Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjustment IFRS 9	Cumulative Effect, Period of Adoption, Adjustment IAS 29	Cumulative Effect, Period of Adoption, Adjusted Balance	Capital stock		Capital stock Cumulative Effect, Period of Adoption, Adjusted Balance	[1],[2]	Treasury shares		Treasury shares Cumulative Effect, Period of Adoption, Adjusted Balance	[1],[2]	Initial public offering expenses		Initial public offering expenses Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Reserves		Reserves Cumulative Effect, Period of Adoption, Adjustment IFRS 9	[1],[3]	Reserves Cumulative Effect, Period of Adoption, Adjusted Balance	[1],[3]	Capital stock issue discount		Capital stock issue discount Cumulative Effect, Period of Adoption, Adjusted Balance	[1],[4]	Currency translation adjustment		Currency translation adjustment Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Retained earnings		Retained earnings Cumulative Effect, Period of Adoption, Adjustment IFRS 9	[1]	Retained earnings Cumulative Effect, Period of Adoption, Adjustment IAS 29	[1]	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Total		Total Cumulative Effect, Period of Adoption, Adjustment IFRS 9	[1]	Total Cumulative Effect, Period of Adoption, Adjustment IAS 29	[1]	Total Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Non-controlling interest		Non-controlling interest Cumulative Effect, Period of Adoption, Adjustment IFRS 9	Non-controlling interest Cumulative Effect, Period of Adoption, Adjustment IAS 29	Non-controlling interest Cumulative Effect, Period of Adoption, Adjusted Balance	Acquisition reserve
Beginning balance at Dec. 31, 2017		$ 5,852,771	$ 507	$ 690,326	$ 6,543,604	$ 2,004,743	[1],[2]	$ 2,004,743		$ (150,000)	[1],[2]	$ (150,000)		$ (23,295)	[1]	$ (23,295)		$ 1,416,121	[1],[3]	$ 450		$ 1,416,571		$ (2,324,866)	[1],[4]	$ (2,324,866)		$ (2,403,664)	[1]	$ (2,403,664)		$ 6,491,385	[1]	$ (147)		$ 421,502		$ 6,912,740		$ 5,010,424	[1]	$ 303		$ 421,502		$ 5,432,229		$ 842,347		$ 204	$ 268,824	$ 1,111,375
Changes in equity [abstract]
Profit for the year		1,662,132																														1,506,647	[1]							1,506,647	[1]							155,485
Other comprehensive income [abstract]
Currency translation adjustment		(449,981)																										(298,813)	[1]											(298,813)	[1]							(151,168)
Remeasurement of post employment benefit obligations		(32,784)																(29,418)	[1],[3]																					(29,418)	[1]							(3,366)
Cash flow hedges and others, net of tax		(205)																(288)	[1],[3]																					(288)	[1]							83
Others		(1,312)																(1,164)	[1],[3]																					(1,164)	[1]							(148)
Total comprehensive income for the year		1,177,850																(30,870)	[1],[3]									(298,813)	[1]			1,506,647	[1]							1,176,964	[1]							886
Dividends paid in cash	[5]	(215,938)																														(215,938)	[1]							(215,938)	[1]							0
Dividends paid in cash to non-controlling interest	[6]	(20,940)																																														(20,940)
Ending balance at Dec. 31, 2018		$ 7,484,576				2,004,743	[1],[2],[7]			$ (150,000)	[1],[2],[7]			(23,295)	[1]			1,385,701	[1],[3],[8]					(2,324,866)	[9],[10]			(2,702,477)	[1]			8,203,449	[1]							6,393,255	[1]							1,091,321
Other comprehensive income [abstract]
Dividends paid, per share (in dollars per share)		$ 0.11
Dividends paid, USD per ADS (in dollars per share)		$ 1.10
Dividends not paid on Treasury Shares		$ 4,600
Number of shares authorised (in shares)		3,500,000,000
Par value per share (in dollars per share)		$ 1.00
Number of shares issued (in shares)		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates										41,666,666
Legal reserve		$ 200,500
Undistributable reserve		1,400,000
Reserve of cash flow hedges, net of tax		500
Other reserves																																																					$ (88,500)
Profit for the year		630,045																														564,269	[10]							564,269	[10]							65,776
Currency translation adjustment		(61,925)																										(57,569)	[10]											(57,569)	[10]							(4,356)
Remeasurement of post employment benefit obligations		(67,207)																(60,730)	[8],[10]																					(60,730)	[10]							(6,477)
Cash flow hedges and others, net of tax		(525)																(268)	[8],[10]																					(268)	[10]							(257)
Others		(202)																(229)	[8],[10]																					(229)	[10]							27
Total comprehensive income for the year		500,186																(61,227)	[8],[10]					0	[9],[10]			(57,569)	[10]			564,269	[10]							445,473	[10]							54,713
Dividends paid in cash	[11]	(235,569)																														(235,569)	[10]							(235,569)	[10]							0
Dividends paid in cash to non-controlling interest	[12]	(28,530)																																														(28,530)
Acquisition of non-controlling interest		(5,790)																8,506	[8],[10],[13]																					8,506	[10],[13]							(14,296)	[13]
Ending balance at Dec. 31, 2019		$ 7,714,873				2,004,743	[7],[10],[14],[15]			$ (150,000)	[7],[10],[14],[15]			(23,295)	[10],[14]			1,332,980	[8],[10],[14],[16]					(2,324,866)	[9],[10],[14]			(2,760,046)	[10],[14]			8,532,149	[10],[14]							6,611,665	[10],[14]							1,103,208
Other comprehensive income [abstract]
Dividends paid, per share (in dollars per share)		$ 0.12
Dividends paid, USD per ADS (in dollars per share)		$ 1.20
Dividends not paid on Treasury Shares		$ 5,000
Number of shares authorised (in shares)		3,500,000,000
Par value per share (in dollars per share)		$ 1.00
Number of shares issued (in shares)		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates										41,666,666
Legal reserve		$ 200,500
Undistributable reserve		1,400,000
Reserve of cash flow hedges, net of tax		(100)
Other reserves																																																					(80,000)
Profit for the year		867,871																														778,468	[14]							778,468	[14]							89,403
Currency translation adjustment		(108,919)																										(100,983)	[14]											(100,983)	[14]							(7,936)
Remeasurement of post employment benefit obligations		(11,036)																(9,340)	[14],[16]																					(9,340)	[14]							(1,696)
Cash flow hedges and others, net of tax		(186)																(95)	[14],[16]																					(95)	[14]							(91)
Others		(2,436)																(1,383)	[14],[16]																					(1,383)	[14]							(1,053)
Total comprehensive income for the year		745,294																(10,818)	[14],[16]									(100,983)	[14]			778,468	[14]							666,667	[14]							78,627
Acquisition of non-controlling interest	[17]	(17,014)																7,783	[14],[16]																					7,783	[14]							(24,797)
Ending balance at Dec. 31, 2020		$ 8,443,153				$ 2,004,743	[14],[15]			$ (150,000)	[14],[15]			$ (23,295)	[14]			$ 1,329,945	[14],[16]					$ (2,324,866)	[14],[18]			$ (2,861,029)	[14]			$ 9,310,617	[14]							$ 7,286,115	[14]							$ 1,157,038
Other comprehensive income [abstract]
Number of shares authorised (in shares)		3,500,000,000
Par value per share (in dollars per share)		$ 1.00
Number of shares issued (in shares)		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates										41,666,666
Legal reserve		$ 200,500
Undistributable reserve		1,400,000
Reserve of cash flow hedges, net of tax		$ (200)
Other reserves																																																					$ (72,200)

[1]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg.
[2]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2018, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2018, the Company held 41,666,666 shares as treasury shares.
[3]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, hedge accounting reserve, net of tax effect, for $0.5 million and reserves related to the acquisition of non-controlling interest in subsidiaries for $(88.5) million.
[4]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[5]	Represents $0.11 per share ($1.10 per ADS). Related to the dividends distributed on May 2, 2018, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $4.6 million were included in equity as less dividend paid.
[6]	Corresponds to the dividends paid by Ternium Argentina S.A.
[7]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2019, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2019, the Company held 41,666,666 shares as treasury shares.
[8]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, hedge accounting reserve, net of tax effect, for $(0.1) million and reserves related to the acquisition of non-controlling interest in subsidiaries for $(80.0) million.
[9]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[10]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg.
[11]	Represents $0.12 per share ($1.20 per ADS). Related to the dividends distributed on May 6, 2019, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $5.0 million were included in equity as less dividend paid.
[12]	Corresponds to the dividends paid by Ternium Argentina S.A.
[13]	Corresponds to the acquisition of non-controlling interest participation of Ternium Argentina S.A..
[14]	Shareholders’ equity determined in accordance with accounting principles generally accepted in Luxembourg is disclosed in Note 24 (iii).
[15]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2020, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2020, the Company held 41,666,666 shares as treasury shares.
[16]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, hedge accounting reserve, net of tax effect, for $(0.2) million and reserves related to the acquisition of non-controlling interest in subsidiaries for $(72.2) million.
[17]	Corresponds to the acquisition of non-controlling interest participation of Ternium Argentina S.A..
[18]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.